Redeemable convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2016
Subscription Rights [Member]
Assumptions to Estimated Fair Value of Warrants
The major assumptions used in calculating the fair value of the Series D warrants include:

	February 6,
	2014
Spot price(1)	4.47
Risk-free interest rate(2)	0	%*
Volatility rate(3)	0	%*
Dividend yield(4)	—

*	Given that the maturity date of Series D warrant was February 6, 2014, the volatility rate and risk-free interest rate did not affect the valuation of the warrant on February 6, 2014.

Series E Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Summary of Redeemable Convertible Preferred Shares
December 31,
(In thousands)	2014
Beginning balance	—
Addition	275,314
Exercise of Series E subsequent sale rights	28,568
BCF upon Series E	(53,486)
Amortisation of BCF of Series E	4,139
Accretion of Series E to convertible redeemable preferred shares redemption value	12,754
Acceleration of amortization of BCF of Series E upon IPO	49,346
Deemed dividend to preferred shareholders upon IPO	27,396
Converted to common shares upon IPO	(344,031)
Ending balance	—

Series D Warrants [Member]
Assumptions to Estimated Fair Value of Warrants
The major assumptions used in calculating the fair value of the Subscription Rights include:

	March 5,	April 24,
	2014	2014
Spot price(1)	3.31 - 4.65	3.39 - 4.64
Risk-free interest rate(2)	0.04%	0.02%
Volatility rate(3)	38.12%	42.74%
Dividend yield(4)	—	—

(1)
Spot price – based on the fair value of 100 percent equity interest of the Company which is allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. The probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%.

(2)	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.

(3)	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.

(4)	The Company has no history or expectation of paying dividends on its common shares.

Series D Warrants [Member] | Convertible Redeemable Preferred Shares [Member]
Summary of Redeemable Convertible Preferred Shares
	Year ended	Year ended
	December 31,2013	December 31,2014
Beginning balance	35,990	40,290
Deemed dividend to Series D shareholder from its modification	—	279
Accretion of Series D to convertible redeemable preferred shares redemption value	4,300	1,870
Repurchase of preferred shares	—	(15,003)
Deemed dividend to preferred shareholders upon IPO	—	4,008
Converted to common shares upon IPO	—	(31,444)
Ending balance	40,290	—

Series E Warrants [Member]
Assumptions to Estimated Fair Value of Warrants
The major assumptions used in calculating the fair value of the Series E warrants include:

March 5,
2014
Spot price(1)	3.31 - 4.65
Risk-free interest rate(2)	0.04% - 0.12%
Volatility rate(3)	38.39% - 38.81%
Dividend yield(4)	—

(1)
Spot price – based on the fair value of 100 percent equity interest of the Company which was allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. For the valuation on March 5, 2014 and March 31, 2014, the probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%

(2)	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.

(3)	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.

(4)	The Company has no history or expectation of paying dividends on its common shares.

Series E Warrants [Member] | Convertible Redeemable Preferred Shares [Member]
Assumptions to Estimated Fair Value of Warrants
The major assumptions used in calculating the fair value of the Series E warrants include:

March 5,
2014
Spot price(1)	4.50 - 4.65
Risk-free interest rate(2)	0.12%
Volatility rate(3)	38.81%
Dividend yield(4)	—

(1)
Spot price – based on the fair value of 100 percent equity interest of the Company which is allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. The probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%.

(2)	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.

(3)	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.

(4)	The Company has no history or expectation of paying dividends on its common shares.